Note A - Summary of Significant Accounting Policies: Description of Business (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Description of Business

Description of Business

Endurance Exploration Group, Inc. (formerly Tecton Corporation) (the “Company”) was incorporated under the laws of the State of Nevada on January 19, 2006, as a wholly-owned subsidiary of Hemis Corporation.  On December 1, 2006 Hemis declared a dividend of Tecton shares to all shareholders as of that date and concurrently cancelled its share ownership in the Company. The effect of this dividend declaration and share cancellation was that Tecton was spun off as an independent company.

On November 8, 2013, the Board of Directors approved a change of the Company’s fiscal year from January 31, to December 31.

On December 31, 2013 the Company acquired 100% of the membership interests of Endurance Exploration Group LLC, a Florida Limited Liability Company, in exchange for 20,550,539 shares of the Company’s Common Stock being issued to the former members.  Endurance Exploration Group LLC is now a wholly owned subsidiary with its operations being the Company’s primary focus.

Endurance Exploration Group LLC – is engaged in the archaeologically sensitive exploration and recovery of deep-ocean shipwrecks throughout the world. We intend to recover bullion precious metals, numismatic-grade coinage, high-value non-ferrous metals and other valuable cargos from both historic and modern shipwrecks.

On January 2, 2014 the Company changed its name to Endurance Exploration Group, Inc.

Our corporate headquarters are located in Clearwater, Florida.